UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: June 30, 2011
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	WHG DIVIDEND GROWTH FUND
MARCH 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.2%

	Shares	Value
CONSUMER DISCRETIONARY — 4.8%
Hasbro	20,000	$936,800
Kohl’s	20,000	1,060,800
Wal-Mart Stores	30,000	1,561,500

		3,559,100

CONSUMER STAPLES — 12.0%
Colgate-Palmolive	18,300	1,477,908
CVS/Caremark	45,000	1,544,400
McCormick	31,300	1,497,079
PepsiCo	25,000	1,610,250
Procter & Gamble	33,000	2,032,800
Unilever	23,000	721,280

		8,883,717

ENERGY — 11.6%
Chevron	15,000	1,611,450
ConocoPhillips	26,000	2,076,360
Devon Energy	8,000	734,160
Ensco ADR	14,000	809,760
Exxon Mobil	25,000	2,103,250
Kinder Morgan Escrow *	8,956	—
Noble	27,000	1,231,740

		8,566,720

FINANCIAL SERVICES — 18.6%
ACE	25,000	1,617,500
AFLAC	32,000	1,688,960
Allied World Assurance Holdings	10,000	626,900
Aspen Insurance Holdings	24,000	661,440
Bank of New York Mellon	38,600	1,152,982
Berkshire Hathaway, Cl B *	12,500	1,045,375
Endurance Specialty Holdings	30,000	1,464,600
Franklin Resources	12,000	1,500,960
Lincoln National	48,000	1,441,920
RenaissanceRe Holdings	10,300	710,597
Transatlantic Holdings	27,400	1,333,558
Western Union	25,000	519,250

		13,764,042

HEALTH CARE — 17.0%
Abbott Laboratories	38,300	1,878,615
Becton Dickinson	18,500	1,472,970
Bristol-Myers Squibb	27,800	734,754
Johnson & Johnson	36,000	2,133,000
Merck	35,921	1,185,752
Pfizer	61,000	1,238,910
UnitedHealth Group	48,580	2,195,816
WellPoint	25,000	1,744,750

		12,584,567

MATERIALS — 2.7%
Compass Minerals International	7,000	$654,710
Greif, Cl A	20,000	1,308,200

		1,962,910

PRODUCER DURABLES — 9.2%
Boeing	20,500	1,515,565
General Dynamics	18,000	1,378,080
ITT	20,000	1,201,000
Raytheon	15,000	763,050
United Technologies	22,900	1,938,485

		6,796,180

TECHNOLOGY — 15.4%
Harris	30,000	1,488,000
Hewlett-Packard	38,800	1,589,636
Intel	83,000	1,674,110
International Business Machines	7,400	1,206,718
Microsoft	79,300	2,011,048
Texas Instruments	40,700	1,406,592
Xerox	190,000	2,023,500

		11,399,604

UTILITIES — 5.0%
Verizon Communications	40,000	1,541,600
Vodafone Group ADR	75,400	2,167,750

		3,709,350

Total Common Stock
(Cost $61,535,791)		71,226,190

SHORT-TERM INVESTMENT — 4.0%
Federated Prime Obligations Fund, Cl I, 0.160% (A)
(Cost $2,970,600)	2,970,600	2,970,600

Total Investments— 100.2%
(Cost $64,506,391)		$74,196,790

Percentages are based upon Net Assets of $74,076,595.

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of March 31, 2011.
ADR — American Depositary Receipt
Cl — Class

†	At March 31, 2011, the tax basis cost of the Fund’s investments was $64,506,391, and the unrealized appreciation and depreciation were $10,533,478 and $(843,079), respectively.

THE ADVISORS’ INNER CIRCLE FUND	WHG DIVIDEND GROWTH FUND
MARCH 31, 2011 (Unaudited)
As of March 31, 2011, all of the Fund’s investments are Level 1 in accordance with ASC 820.
For the period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.
Amounts designated as “—” are $0 or have been rounded to $0.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the WHG Funds’ most recent semi-annual and annual financial statements which can be found at www.WHGFunds.com.

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/Philip T. Masterson
Philip T. Masterson
President
Date: May 27, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Philip T. Masterson
Philip T. Masterson
President
Date: May 27, 2011

By (Signature and Title)	/s/Michael Lawson
Michael Lawson
Treasurer, Controller & CFO
Date: May 27, 2011